GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Shipping and Handling Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Shipping and Handling Costs	$ 2,311	$ 2,143	$ 1,870